Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Machinery, equipment and software	$ 3,956	$ 1,322
Leasehold improvements	7,620	1,880
Furniture and fixtures	2,771	625
Store fixtures	8,921	8,147
Property and equipment, gross	23,268	11,974
Less: Accumulated depreciation and amortization	(6,117)	(2,120)
Property and equipment, net	$ 17,151	$ 9,854